Liquidity - Non-Derivative Financial Debt Investments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Liquidity
Time deposits - current	€ 1,448	€ 44
Time deposits - non-current	0	0
Time deposits	1,448	44
Debt securities - current	24	27
Debt securities - non-current	0	0
Debt securities	24	27
Financial instruments related to employee benefit plans - current	0	0
Financial instruments related to employee benefit plans - non-current	162	183
Financial instruments related to employee benefit plans	162	183
Loans and other financial receivables - current	83	100
Loans and other financial receivables - non-current	107	117
Loans and other financial receivables	190	217
Expected credit loss allowance - current	(3)	(3)
Expected credit loss allowance - non-current	0	0
Expected credit loss allowance	(3)	(3)
Non-derivative financial debt investments - current	1,552	167
Non-derivative financial debt investments - non-current	269	300
Non-derivative financial debt investments	1,822	467
Other financial assets, current	1,635	297
Other financial assets, non-current	3,512	2,336
Other financial assets	€ 5,147	€ 2,633
Non-derivative financial debt investments as % of other financial assets - current	95.00%	56.00%
Non-derivative financial debt investments as % of other financial assets - non-current	8.00%	13.00%
Non-derivative financial debt investments as % of other financial assets	35.00%	18.00%